Exploration expense: (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exploration expense:
Exploration expenses	$ 33,971	$ 9,954	$ 75,157	$ 24,563	$ 39,505	$ 14,094	$ 12,906
San Matias, Colombia (Cordoba)
Exploration expense:
Exploration expenses	6,000	3,576	11,773	10,400	13,789	5,399	5,456
Santa Cruz, USA
Exploration expense:
Exploration expenses	21,811	2,166	46,372	2,600	9,966	923	943
Tintic, USA
Exploration expense:
Exploration expenses					2,474	1,336	2,346
Ivory Coast Project, Ivory Coast
Exploration expense:
Exploration expenses	41	0	67	1,930	1,931	10	17
Hog Heaven, USA
Exploration expense:
Exploration expenses	262	530	1,130	1,851	2,029	336
Pinaya, Peru (Kaizen)
Exploration expense:
Exploration expenses					1,774	1,613	641
Desert Mountain, USA
Exploration expense:
Exploration expenses					821	177
Perseverance, USA (Cordoba)
Exploration expense:
Exploration expenses	35	107	1,694	205	742	488	610
Yangayu, Papua New Guinea
Exploration expense:
Exploration expenses					497
South Voisey's Bay, Canada
Exploration expense:
Exploration expenses					355	18	11
Bitter Creek, USA
Exploration expense:
Exploration expenses	92	181	600	249	340	174
Lincoln, USA
Exploration expense:
Exploration expenses	210	0	549	0	235
Project Generation and other
Exploration expense:
Exploration expenses	$ 3,278	$ 2,683	$ 6,718	$ 4,857	$ 4,552	$ 3,620	$ 2,882